Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	SUPER MICRO COMPUTER, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33383
Entity Tax Identification Number	77-0353939
Entity Address, Address Line One	980 Rock Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	503-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SMCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001375365
Amendment Flag	false
Document Period End Date	Oct. 20, 2026